Trade payables and other liabilities - Summary of Change in Carrying Value of the Warrants (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
As at 1 January	$ 6	$ 14
Change in fair value	5	(8)
As at 31 December	$ 11	$ 6